Document and Entity Information	Oct. 05, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001903464
Document Type	8-K
Document Period End Date	Oct. 05, 2022
Entity Registrant Name	Aimfinity Investment Corp. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41361
Entity Tax Identification Number	98-1641561
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	-722-2971
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Consisting Of One Class A Ordinary Share 0.0001 Par Value One Class 1 Redeemable Warrant And One Half Of One Class 2 Redeemable Warrant 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, consisting of one Class A ordinary share, $0.0001 par value, one Class 1 redeemable warrant and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares 0.0001 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	AIMA
Security Exchange Name	NASDAQ
Class 1 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
Class 2 Redeemable Warrants Each Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.502 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
New Units Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Class 2 Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	New Units, consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMBU
Security Exchange Name	NASDAQ